Restructuring (Tables)	6 Months Ended
Jun. 30, 2020
Restructuring [Abstract]
Net Restructuring Expense by Division [text block table]

Net restructuring expense by division

	Three months ended		Six months ended
in € m.	Jun 30, 2020	Jun 30, 2019	Jun 30, 2020	Jun 30, 2019
Corporate Bank	0	13	5	13
Investment Bank	11	15	15	21
Private Bank	104	(12)	166	(39)
Asset Management	7	27	10	29
Capital Release Unit	(0)	8	1	10
Corporate & Other	1	(0)	0	(0)
Total Net Restructuring Charges	123	50	197	33

Net Restructuring by Type [text block table]

Net restructuring expense by type

	Three months ended		Six months ended
in € m.	Jun 30, 2020	Jun 30, 2019	Jun 30, 2020	Jun 30, 2019
Restructuring - Staff related	127	50	201	34
Of which:
Termination Payments	106	42	180	23
Retention Acceleration	20	8	20	11
Social Security	1	0	1	0
Restructuring - Non Staff related[1]	(4)	(0)	(4)	(1)
Total net restructuring Charges	123	50	197	33

[1]Contract costs, mainly related to real estate and technology.

Organizational Changes [text block table]

Organizational changes

Full-time equivalent staff	Three months ended Jun 30, 2020	Six months ended Jun 30, 2020
Corporate Bank	38	59
Investment Bank	7	37
Private Bank	28	125
Asset Management	15	22
Capital Release Unit	18	47
Infrastructure	44	112
Total full-time equivalent staff	149	401